Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories

Note 3 - Inventories

The inventories as of March 31, 2025 and December 31, 2024 totaled $2,105,308 and $2,824,353, respectively, and consisted entirely of finished goods.

Inventories are stated at the lower of cost and net realizable value, with cost determined on a weighted-average basis. Write-down of potential obsolete or slow moving inventories is recorded based on management’s assumptions about future demands and market conditions. For the three months ended March 31, 2025 and 2024, the Company wrote-down $3,681 and $38,982 of slow-moving inventory, respectively. The inventory write-down is included in “Cost of Sales” in the consolidated statements of operations.

Note 3 - Inventories

The inventories as of December 31, 2024 and 2023 totaled $2,824,353 and $2,213,311, respectively, and consisted entirely of finished goods.

Inventories are stated at the lower of cost and net realizable value, with cost determined on a weighted-average basis. Write-down of potential obsolete or slow moving inventories is recorded based on management’s assumptions about future demands and market conditions. For the year ended December 31, 2024 and 2023, the Company wrote-down $56,583 and $140,131 of slow-moving inventory, respectively. The inventory write-down is included in “Cost of Sales” in the consolidated statements of operations.